Leases (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Interest on lease liabilities	€ 530	€ 32	€ 22
Expenses relating to short-term leases	161	428	127
Depreciation of right-of-use assets	€ 950	€ 454	€ 319